Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000802716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMIX
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCBIX
Victory Fund for Income (Prospectus Summary) | Victory Fund for Income | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPFIX
Victory Fund for Income (Prospectus Summary) | Victory Fund for Income | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFFCX
Victory Fund for Income (Prospectus Summary) | Victory Fund for Income | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFFIX
Victory Fund for Income (Prospectus Summary) | Victory Fund for Income | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGIFX
Victory Fund for Income (Prospectus Summary) | Victory Fund for Income | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFFYX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBALX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFCX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFIX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFGX
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFCX
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICIX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVLSX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFCX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFIX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFGX
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTIX
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VINGX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VETAX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEVIX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GETGX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEVYX
Victory Special Value Fund (Prospectus Summary) | Victory Special Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSVSX
Victory Special Value Fund (Prospectus Summary) | Victory Special Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSVCX
Victory Special Value Fund (Prospectus Summary) | Victory Special Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSPIX
Victory Special Value Fund (Prospectus Summary) | Victory Special Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSVGX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGSX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSOIX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOGFX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGAX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGCX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGIX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGRX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGYX
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VNMAX
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOHTX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRVEX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSCX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSIX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRINX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSYX
Victory Federal Money Market Fund (Prospectus Summary) | Victory Federal Money Market Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFXX
Victory Federal Money Market Fund (Prospectus Summary) | Victory Federal Money Market Fund | Select Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBSXX
Victory Institutional Money Market Fund (Prospectus Summary) | Victory Institutional Money Market Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFXX
Victory Institutional Money Market Fund (Prospectus Summary) | Victory Institutional Money Market Fund | Select Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBSXX
Victory Prime Obligations Fund (Prospectus Summary) | Victory Prime Obligations Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPOXX
Victory Financial Reserves Fund (Prospectus Summary) | Victory Financial Reserves Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNRXX
Victory Government Reserves Fund (Prospectus Summary) | Victory Government Reserves Fund | Trust Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGGXX
Victory Government Reserves Fund (Prospectus Summary) | Victory Government Reserves Fund | Select Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMUXX
Victory Tax-Free Money Market Fund (Prospectus Summary) | Victory Tax-Free Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STOXX
Victory Ohio Municipal Money Market Fund (Prospectus Summary) | Victory Ohio Municipal Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOHXX
Global Equity Fund (Prospectus Summary) | Global Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGEX
Global Equity Fund (Prospectus Summary) | Global Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGCX
Global Equity Fund (Prospectus Summary) | Global Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPGYX
International Fund (Prospectus Summary) | International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIAFX
International Fund (Prospectus Summary) | International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICFX
International Fund (Prospectus Summary) | International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIFX
International Fund (Prospectus Summary) | International Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIYFX
International Select Fund (Prospectus Summary) | International Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISFX
International Select Fund (Prospectus Summary) | International Select Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISKX
International Select Fund (Prospectus Summary) | International Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISIX
International Select Fund (Prospectus Summary) | International Select Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISYX